Financial Instruments / Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Assets and Liabilities	The following table shows the carrying amounts of financial assets and liabilities:

in CHF thousands	As of December 31,
Financial assets	2022	2021
Financial assets - non-current	50	52
Other current assets (without prepaids)	166	151
Accrued income	912	760
Cash and cash equivalents	19,786	46,277
Total	20,914	47,240

in CHF thousands	As of December 31,
Financial liabilities	2022	2021
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Lease liabilities	633	770
Long-term financial debt related to preferred shares/accrued dividend	122,449	113,502
Total	134,960	118,141

Schedule of Net Debt of Liabilities

Below is the net debt table of liabilities from financing activities:

in CHF thousands	Preferred shares	Leasing	Total
Net debt as of December 31, 2020	(53,978)	(833)	(54,811)
Cashflows	(56,096)	147	(55,948)
Interest calculated on Series B & C shares	(4,996)	-	(4,996)
Transaction costs related to 2021	834	-	834
Oculis SA office lease addition/remeasurement	-	(28)	(28)
Interest calculated on leases	-	(49)	(49)
Indexation for the period	-	(26)	(26)
FX revaluation	735	18	753
Net debt as of December 31, 2021	(113,502)	(770)	(114,272)
Cashflows	(2,030)	204	(1,826)
Interest calculated on Series B & C shares	(6,343)	-	(6,343)
Transaction costs related to 2022	54	-	54
Interest calculated on leases	-	(45)	(45)
Indexation for the period	-	(70)	(70)
FX revaluation	(628)	48	(580)
Net debt as of December 31, 2022	(122,449)	(633)	(123,082)

Schedule of Sensitivity Changes in Exchange Rate

The following table demonstrates the sensitivity of reasonably possible changes in ISK, EUR, USD and HKD exchange rate on the Group net result or on equity:

	For the Years Ended / As of December 31,
in CHF thousands	2022		2021
Change in rate	Impact on loss	Impact on equity	Impact on loss	Impact on equity
+5% ISK	7	(16)	(101)	125
-5% ISK	(7)	16	101	(125)
+5% EUR	(4)	99	(24)	5
-5% EUR	4	(99)	24	(5)
+5% USD	7	138	(66)	-
-5% USD	(7)	(138)	66	-
+5% HKD	-	(6)	(1)	(174)
-5% HKD	-	6	1	174

Schedule of Financial Instruments Except Long Term Financial Liabilities and Lease Liabilities

All of the Company’s financial instruments, except long-term financial liabilities and the long-term portion of the lease liabilities are due within one year.

in CHF thousands	As of December 31, 2022	Less than one year	Over one year	As of December 31, 2021	Less than one year	Over one year
Trade payables	3,867	3,867	-	824	824	-
Accrued expenses and other payables	8,011	8,011	-	3,045	3,045	-
Long-term financial debt	170,988	-	170,988	167,113	-	167,113
Lease liability	743	149	594	845	199	646
Total	183,609	12,027	171,582	171,827	4,068	167,759